Non-controlling interests and redeemable non-controlling interests - Schedule of Change in Non-Controlling Interests (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Nov. 30, 2021
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Opening balance	$ 1,584,843
Net earnings (loss) attributable to NCI	74,920	$ 36,539
Dividends and distributions declared	(179)	(183)
Noncontrolling Interest, Decrease from Redemptions or Purchase of Interests	(3,510)	0
OCI	(4,617)	(1,017)
Closing balance	1,468,344	1,584,843
AQN's investment carrying amount for the entities	38,113	112,680
AY Holdco
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
AQN's investment carrying amount for the entities			$ 39,376
Atlantica Yield Energy Solutions Canada Inc.
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Opening balance	38,873	38,873
Net earnings (loss) attributable to NCI	0	0
Contributions received, net	0	0
Dividends and distributions declared	0	0
Noncontrolling Interest, Decrease from Redemptions or Purchase of Interests	(39,376)	0
OCI	503	0
Closing balance	0	38,873
Non-controlling interests
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Opening balance	70,135	65,104
Net earnings (loss) attributable to NCI	5,665	8,809
Contributions received, net	0	385
Dividends and distributions declared	(3,091)	(5,058)
Noncontrolling Interest, Decrease from Redemptions or Purchase of Interests	0	0
OCI	4,624	895
Closing balance	77,333	70,135
Class A Units | Class A Partnership Units
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Opening balance	481,387	525,680
Net earnings (loss) attributable to NCI	(79,261)	(44,024)
Contributions received, net	1,953	0
Dividends and distributions declared	(5,047)	(269)
Noncontrolling Interest, Decrease from Redemptions or Purchase of Interests	0	0
OCI	0	0
Closing balance	$ 399,032	$ 481,387